Share-based compensation plan - Amounts recognized in the financial statements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans	R$ 361,974	R$ 268,489